BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES	12 Months Ended
Dec. 31, 2021
Brokers and Dealers [Abstract]
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES	BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES
The Company has receivables and payables for financial instruments sold to and purchased from brokers, dealers and customers, which arise in the ordinary course of business. Citi is exposed to risk of loss from the inability of brokers, dealers or customers to pay for purchases or to deliver the financial instruments sold, in which case Citi would have to sell or purchase the financial instruments at prevailing market prices. Credit risk is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transaction and replaces the broker, dealer or customer in question.
Citi seeks to protect itself from the risks associated with customer activities by requiring customers to maintain margin collateral in compliance with regulatory and internal guidelines. Margin levels are monitored daily, and customers deposit additional collateral as required. Where customers cannot meet collateral requirements, Citi may liquidate sufficient underlying financial instruments to bring the customer into compliance with the required margin level.
Exposure to credit risk is impacted by market volatility, which may impair the ability of clients to satisfy their obligations to Citi. Credit limits are established and closely monitored for customers and for brokers and dealers engaged in forwards, futures and other transactions deemed to be credit sensitive.
Brokerage receivables and Brokerage payables consisted of the following:

	December 31,
In millions of dollars	2021	2020
Receivables from customers, net	$26,403	$18,097
Receivables from brokers, dealers and clearing organizations	27,937	26,709
Total brokerage receivables(1)	$54,340	$44,806
Payables to customers	$52,158	$39,319
Payables to brokers, dealers and clearing organizations	9,272	11,165
Total brokerage payables(1)	$61,430	$50,484

(1)     Includes brokerage receivables and payables recorded by Citi broker-dealer entities that are accounted for in accordance with the AICPA Accounting Guide for Brokers and Dealers in Securities as codified in ASC 940-320.